GOODWILL - Additional information (Details) - CNY (¥)		3 Months Ended	12 Months Ended
	Apr. 20, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Re-assignment of goodwill					¥ 0
Goodwill impairment loss			¥ 141,755,000	¥ 732,368,000	22,658,000
Goodwill acquired			3,270,301,000	70,560,000	13,080,000
Gross amount of goodwill		¥ 3,122,000,000.0	6,462,800,000	3,192,500,000	3,122,000,000.0
Accumulated impairment losses on goodwill		654,500,000	1,528,600,000	1,386,900,000	654,500,000
Home improvement business
Goodwill
Goodwill impairment loss					16,200,000
Other Reporting units
Goodwill
Goodwill impairment loss					0
Existing home transaction services
Goodwill
Re-assignment of goodwill					(1,192,875,000)
Goodwill retained		133,000,000.0
Goodwill impairment loss			59,022,000	433,034,000	695,000
Goodwill acquired			62,496,000	46,932,000	0
New home transaction services
Goodwill
Re-assignment of goodwill		¥ 1,192,900,000			1,192,875,000
Goodwill impairment loss			82,733,000	299,334,000	5,770,000
Goodwill acquired			0	23,628,000	13,080,000
Home renovation and furnishing
Goodwill
Re-assignment of goodwill					0
Goodwill impairment loss			0	0	16,193,000
Goodwill acquired			¥ 3,207,805,000	¥ 0	¥ 0
Home renovation and furnishing | Shengdu Home Renovation Co Ltd
Goodwill
Goodwill acquired	¥ 3,060,800,000